                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31*
-------------------------------------------------------------------------------

                   Date of reporting period: February 28, 2007
-------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant: MFS Floating Rate High Income Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                          MFS(R) FLOATING RATE HIGH INCOME FUND

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     18
----------------------------------------------------------
STATEMENT OF OPERATIONS                                 20
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     21
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    22
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NOTES TO FINANCIAL STATEMENTS                           25
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           34
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PROXY VOTING POLICIES AND INFORMATION                   34
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QUARTERLY PORTFOLIO DISCLOSURE                          34
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CONTACT INFORMATION                             BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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                                                                        2/28/07
                                                                        FRH-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 16, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Floating Rate Loans                        94.6%
              Bonds                                       2.8%
              Cash & Other Net Assets                     2.6%

              TOP FIVE INDUSTRIES (i)

              Medical & Health Technology & Services      6.9%
              ------------------------------------------------
              Printing & Publishing                       6.8%
              ------------------------------------------------
              Utilities - Electric Power                  5.5%
              ------------------------------------------------
              Consumer Goods & Services                   5.5%
              ------------------------------------------------
              Broadcasting                                5.3%
              ------------------------------------------------

              CREDIT QUALITY OF LOANS AND BONDS (r)

              BBB                                         1.7%
              ------------------------------------------------
              BB                                         49.3%
              ------------------------------------------------
              B                                          34.2%
              ------------------------------------------------
              CCC                                         1.2%
              ------------------------------------------------
              Not Rated                                  13.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Maturity (w)                    5.8 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)             BB-
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(i) For purposes of this graphical presentation, the loan and bond components include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 2/28/07.

(w) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity.

Percentages are based on net assets as of 2/28/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    9/01/06-
Class                       Ratio      9/01/06          2/28/07       2/28/07
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00        $1,038.90       $5.56
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00        $1,019.34       $5.51
--------------------------------------------------------------------------------
        Actual              1.85%     $1,000.00        $1,035.00       $9.33
  C    -------------------------------------------------------------------------
        Hypothetical (h)    1.85%     $1,000.00        $1,015.62       $9.25
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00        $1,039.20       $4.30
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00        $1,020.58       $4.26
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Floating Rate Loans - 93.0% (g)(r)
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR          VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 1.9%
----------------------------------------------------------------------------------------------------
DRS Technologies, Inc., Term Loan, 6.8632%, 2013                      $ 1,098,510       $  1,101,714
Hexcel Corp., Term Loan B, 7.125%, 2012                                   937,751            938,532
Spirit Aerosystems, Inc., Term Loan B, 7.11%, 2011                        686,663            689,774
Transdigm, Inc., Term Loan B, 7.3656%, 2013                             1,278,991          1,288,051
                                                                                        ------------
                                                                                        $  4,018,070
----------------------------------------------------------------------------------------------------
Airlines - 1.2%
----------------------------------------------------------------------------------------------------
U.S. Airways Group, Inc., Term Loan, 8.8638%, 2011                    $ 1,500,000       $  1,508,251
United Airlines, Inc., Term Loan B, 7.375%, 2014                        1,109,173          1,113,565
                                                                                        ------------
                                                                                        $  2,621,816
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
----------------------------------------------------------------------------------------------------
Constellation Brands, Inc., Incremental Term Loan, 6.875%, 2013       $ 1,034,383       $  1,040,632
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
----------------------------------------------------------------------------------------------------
Hanesbrands, Inc., Term Loan B, 7.107%, 2013                          $   385,538       $    388,731
----------------------------------------------------------------------------------------------------
Automotive - 3.3%
----------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., Term Loan D, 7.875%, 2011           $ 1,487,970       $  1,497,271
Ford Motor Co., Term Loan B, 8.36%. 2013                                2,088,463          2,109,348
General Motors Corp., Term Loan B, 7.695%, 2013                         1,174,224          1,186,517
Mark IV Industries, Inc., Second Lien Term Loan, 11.1163%, 2011           995,498          1,004,624
Mark IV Industries, Inc., Term Loan, 7.8654%, 2011                        658,093            662,480
Motorsport Aftermarket Group, Inc., Term Loan, 7.82%, 2013                423,532            423,532
                                                                                        ------------
                                                                                        $  6,883,772
----------------------------------------------------------------------------------------------------
Basic Industry - 0.4%
----------------------------------------------------------------------------------------------------
Trimas Corp., Letter of Credit, 8.07%, 2013                           $   160,602       $    162,710
Trimas Corp., Term Loan B, 8.11%, 2013                                    684,511            693,495
                                                                                        ------------
                                                                                        $    856,205
----------------------------------------------------------------------------------------------------
Broadcasting - 4.9%
----------------------------------------------------------------------------------------------------
Block Communications, Inc., Term Loan, 7.3638%, 2012                  $ 1,449,360       $  1,449,360
CMP Susquehanna Corp., Term Loan B, 7.4052%, 2013                         408,131            410,851
Cumulus Media, Inc., Term Loan B, 7.3326%, 2013                         1,547,752          1,557,425
Emmis Communications, Term Loan, 7.32%, 2013                            1,257,467          1,266,448
Entravision Communications Corp., Term Loan B, 6.86%, 2013              1,215,989          1,219,409
Gray Television, Inc., 2006-1 Incremental Term Loan, 6.85%, 2011          161,370            161,289
Gray Television, Inc., Term Loan B, 6.82%, 2012                         1,225,417          1,224,805
Nextmedia Operating, Second Lien Term Loan, 9.82%, 2013                   500,000            502,500
Nextmedia Operating, Term Loan, 7.32%, 2012                               333,543            332,709
Nextmedia Operating, Term Loan B, 7.32%, 2013                             148,241            147,871
Quebecor Media, Inc., Term Loan B, 7.36%, 2013                            958,696            963,789
Spanish Broadcasting Systems, Inc., Term Loan, 7.12%, 2012                989,981            991,631
                                                                                        ------------
                                                                                        $ 10,228,087
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
----------------------------------------------------------------------------------------------------
Ameritrade Holding Corp., Term Loan B, 6.82%, 2012                    $   767,585       $    770,464
----------------------------------------------------------------------------------------------------
Building - 3.3%
----------------------------------------------------------------------------------------------------
Building Materials Holding Corp., Term Loan B, 7.8638%, 2013          $ 1,187,752       $  1,189,237
Jacuzzi Brands, Second Lien Term Loan, 2014 (o)                           223,246            225,199
Jacuzzi Brands, Term Loan, 2014 (o)                                       205,145            206,299
Jacuzzi Brands, Term Loan, 2014 (o)                                        18,101             18,203
Landsource Community Development LLC, Second Lien Term Loan, 2014 (o)     224,769            228,351
Landsource Community Development LLC, Term Loan B, 2013 (o)               224,769            227,204
Masonite International Corp., Canadian Term Loan, 7.36%, 2013             854,376            851,554
Masonite International Corp., Term Loan, 7.36%, 2013                      855,832            853,005
NCI Building Systems, Inc., Term Loan B, 6.8363%, 2010                    642,857            645,268
Nortek, Inc., Term Loan B, 7.35%, 2011                                    977,444            981,924
Ply Gem Industries, Inc., Second Lien Term Loan, 11.12%, 2011             119,028            121,706
Ply Gem Industries, Inc., Term Loan, 8.37%, 2011                          441,431            446,398
Quality Home Brands Holdings LLC, Second Lien Term Loan,
11.9388%, 2013                                                            483,050            485,466
Quality Home Brands Holdings LLC, Term Loan, 8.14%, 2012                  298,840            301,081
Walter Industries, Inc., Term Loan B, 7.1031%, 2012                       224,389            225,324
                                                                                        ------------
                                                                                        $  7,006,219
----------------------------------------------------------------------------------------------------
Business Services - 4.5%
----------------------------------------------------------------------------------------------------
Affiliated Computer, Term Loan B, 7.345%, 2013                        $ 1,287,000       $  1,300,099
Applied Systems, Inc., Term Loan B, 8.175%, 2013                          347,828            349,132
BELFOR USA, Term Loan B, 7.57%, 2012                                      320,375            322,778
Cellnet Technology, Inc., Second Lien Term Loan, 2013 (o)                 224,774            227,022
Cellnet Technology, Inc., Term Loan, 2013 (o)                             337,290            340,031
Cellnet Technology, Inc., Term Loan, 2013 (o)                             231,843            231,843
Infor Global Solutions, Term Loan, 9.12%, 2012                            421,439            424,248
Infor Global Solutions, Term Loan, 9.12%, 2012                            219,881            221,164
iPayment, Inc., Term Loan, 7.3522%, 2013                                  836,729            840,913
Open Solutions, Inc., Term Loan, 7.485%, 2014                             888,991            897,325
PGS, Inc., Term Loan B, 2013 (o)                                          669,071            677,435
RGIS, Term Loan B, 7.8638%, 2012                                          961,362            960,761
Sunguard Data Systems, Inc., Term Loan B, 2013 (o)                        224,098            226,319
TransFirst Holdings, Inc., Term Loan B, 7.87%, 2012                       652,890            658,603
Travelport, Letter of Credit, 7.864%, 2013                                154,773            156,272
Travelport, Term Loan, 7.864%, 2013                                     1,575,971          1,591,238
                                                                                        ------------
                                                                                        $  9,425,183
----------------------------------------------------------------------------------------------------
Cable TV - 4.0%
----------------------------------------------------------------------------------------------------
Cequel Communications LLC, Term Loan, 7.61%, 2013                     $ 1,410,929       $  1,424,450
Charter Communications Operating LLC, Term Loan, 7.985%, 2013             651,272            655,433
CSC Holdings, Inc., Incremental Term Loan, 7.11%, 2013                  1,488,750          1,496,051
Insight Midwest Holdings LLC, Term Loan B, 7.36%, 2014                  1,122,875          1,133,578
Mediacom Broadband LLC, Term Loan D-2, 7.12%, 2015                        600,000            598,250
Mediacom Communications Corp., Term Loan D-1, 7.1164%, 2015               990,000            991,031
San Juan Cable, Term Loan, 7.3656%, 2012                                1,096,923          1,099,323
UPC Financing Partnership, Term Loan J-2, 7.37%, 2013                     500,000            501,910
UPC Financing Partnership, Term Loan K-2, 7.37%, 2013                     500,000            501,875
                                                                                        ------------
                                                                                        $  8,401,901
----------------------------------------------------------------------------------------------------
Chemicals - 3.7%
----------------------------------------------------------------------------------------------------
Arizona Chemical, Second Lien Term Loan, 2013 (o)                     $   112,886       $    114,579
Arizona Chemical, Term Loan, 2013 (o)                                      56,438             56,790
Celanese AG, Dollar Term Loan, 7.1138%, 2011                            1,387,954          1,397,867
Hexion Specialty Chemicals, Inc., Term Loan C-1, 7.875%, 2013           1,337,614          1,348,691
Hexion Specialty Chemicals, Inc., Term Loan C-2, 7.875%, 2013             290,568            292,974
Huntsman International LLC, Term Loan B, 7.07%, 2012                      842,832            847,836
Mosaic Co., Term Loan B, 7.1132%, 2013                                    215,192            217,209
Nalco Co., Term Loan B, 7.106%, 2010                                      923,492            929,553
Texas Petrochemicals Corp., Letter of Credit, 7.86%, 2008                 245,455            248,063
Texas Petrochemicals Corp., Term Loan B, 7.9375%, 2013                    732,686            740,471
Vertellus Specialties, Inc., Term Loan, 8.6106%, 2013                   1,574,898          1,585,725
                                                                                        ------------
                                                                                        $  7,779,758
----------------------------------------------------------------------------------------------------
Computer Software - 1.0%
----------------------------------------------------------------------------------------------------
Nuance Communications, Term Loan, 6.82%, 2013                         $   794,000       $    794,992
VeriFone, Inc., Term Loan, 7.11%, 2013                                    439,872            440,971
Vertafore, Inc., Second Lien Term Loan, 11.36%, 2013                      339,000            342,955
Vertafore, Inc., Term Loan, 7.8219%, 2012                                 368,841            370,224
Vertafore, Inc., Term Loan, 7.8308%, 2012                                  48,029             48,209
                                                                                        ------------
                                                                                        $  1,997,351
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.9%
----------------------------------------------------------------------------------------------------
Dealer Computer Services, Second Lien Term Loan, 10.845%, 2013        $   469,612       $    482,967
Dealer Computer Services, Term Loan, 7.845%, 2012                       1,090,225          1,100,310
Intergraph Corp., Term Loan, 7.8599%, 2014                                213,595            215,063
                                                                                        ------------
                                                                                        $  1,798,340
----------------------------------------------------------------------------------------------------
Construction - 0.7%
----------------------------------------------------------------------------------------------------
Mattamy Funding Partnership, Term Loan B, 7.625%, 2013                $ 1,488,750       $  1,495,263
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.3%
----------------------------------------------------------------------------------------------------
ACCO Brands Corp., Term Loan B, 7.1116%, 2012                         $   624,890       $    629,772
Affinion Group, Term Loan B, 7.8574%, 2012                              1,466,183          1,477,791
Coinmach Corp., Term Loan B-1, 7.875%, 2012                             1,239,976          1,250,051
Easton-Bell Sports, Inc., Term Loan B, 7.0707%, 2012                      794,000            796,646
National Bedding Co., Second Lien Term Loan, 2012 (o)                     339,607            345,975
National Bedding Co., Term Loan, 2011 (o)                                 225,109            225,671
Sally Beauty, Term Loan, 7.8599%, 2013                                    415,388            419,579
Samsonite Corp., Term Loan B, 7.62%, 2013                                 653,697            660,643
Service Corp., International, Term Loan B, 7.32%, 2009                    163,529            164,755
Simmons Co., Term Loan D, 7.4126%, 2011                                   668,485            672,385
Spectrum Brands, Inc., Term Loan B, 8.5997%, 2012                         692,550            698,956
Springs Window Fashions LLC, Term Loan B, 8.125%, 2012                  1,267,771          1,277,280
Weight Watchers International, Inc., Term Loan B, 6.875%, 2014            443,605            445,684
West Corp., Term Loan B-2, 7.7524%, 2013 (o)                              751,112            757,267
Worldspan LP, Second Lien Term Loan, 12.36%, 2014                         526,251            531,842
Worldspan LP, Term Loan, 8.6025%, 2013                                    723,595            727,515
                                                                                        ------------
                                                                                        $ 11,081,812
----------------------------------------------------------------------------------------------------
Containers - 1.5%
----------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013           $   200,937       $    204,956
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013               627,929            640,488
Altivity Packaging LLC, Term Loan, 7.5978%, 2013                          189,936            192,191
Altivity Packaging LLC, Term Loan B, 7.6012%, 2013                        634,786            642,324
Owens-Illinois Group, Inc., Term Loan B, 6.82%, 2013                    1,408,471          1,411,992
                                                                                        ------------
                                                                                        $  3,091,951
----------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
----------------------------------------------------------------------------------------------------
Baldor Electric Co., 2014 (o)                                         $   891,880       $    899,312
----------------------------------------------------------------------------------------------------
Electronics - 1.5%
----------------------------------------------------------------------------------------------------
Freescale Semiconductor, Term Loan B, 7.1194%, 2013                   $ 1,683,076       $  1,695,489
Sensata Technologies, Term Loan B, 7.11%, 2013 (o)                      1,499,269          1,501,143
                                                                                        ------------
                                                                                        $  3,196,632
----------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
----------------------------------------------------------------------------------------------------
CDX Funding LLC, Second Lien Term Loan, 10.6138%, 2013                $   743,143       $    745,929
MEG Energy Corp., Term Loan B, 7.37%, 2013                                794,000            799,624
                                                                                        ------------
                                                                                        $  1,545,553
----------------------------------------------------------------------------------------------------
Entertainment - 1.9%
----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Term Loan B, 7.32%, 2013                     $    99,138       $     99,931
Cedar Fair LP, Term Loan B, 7.32%, 2012                                   633,758            639,996
Cinemark USA, Inc., Term Loan B, 7.3855%, 2013                            224,513            226,358
Metro-Goldwyn-Mayer Studios, Inc., Term Loan A, 8.6138%, 2011             464,286            466,665
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 8.6138%, 2012             992,500          1,000,918
Panavision, Inc., Term Loan, 8.3599%, 2011                                259,672            261,295
Panavision, Inc., Term Loan, 8.345%, 2011                                  83,043             83,043
Regal Cinemas, Inc., Term Loan, 7.1138%, 2010                           1,204,160          1,209,554
                                                                                        ------------
                                                                                        $  3,987,760
----------------------------------------------------------------------------------------------------
Financial Institutions - 0.5%
----------------------------------------------------------------------------------------------------
Nasdaq Stock Market, Inc., Term Loan B, 7.0952%, 2012                 $   701,245       $    704,095
Nasdaq Stock Market, Inc., Term Loan C, 7.0955%, 2012                     406,496            408,147
                                                                                        ------------
                                                                                        $  1,112,242
----------------------------------------------------------------------------------------------------
Food & Beverages - 1.1%
----------------------------------------------------------------------------------------------------
Aramark Corp., Letter of Credit, 7.445%, 2014                         $    30,331       $     30,634
Aramark Corp., Term Loan B, 7.47%, 2014                                   430,337            434,640
B&G Foods, Inc., Tem Loan C, 2013 (o)                                     447,356            451,550
Mafco Worldwide Corp., Term Loan B, 7.36%, 2011                         1,289,991          1,293,216
                                                                                        ------------
                                                                                        $  2,210,040
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.5%
----------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 7.3547%, 2012                       $ 1,005,886       $  1,014,687
Georgia-Pacific Corp., Term Loan B-2, 7.1137%, 2013                     1,035,995          1,043,579
Smurfit-Stone Container Corp., Deposit Funded Loan,
7.5719%, 2011                                                              67,200             67,807
Smurfit-Stone Container Corp., Term Loan B, 7.625%, 2011                  758,588            765,436
Smurfit-Stone Container Corp., Term Loan C, 7.625%, 2013                  160,942            162,395
                                                                                        ------------
                                                                                        $  3,053,904
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.8%
----------------------------------------------------------------------------------------------------
CCM Merger, Inc., Term Loan B, 7.3619%, 2012                          $ 1,875,613       $  1,888,508
Great Canadian Gaming, Term Loan B, 2014 (o)                              223,283            224,539
Green Valley Ranch Gaming LLC, Second Lien Term Loan,
8.61%, 2014                                                               456,129            463,351
Green Valley Ranch Gaming LLC, Term Loan, 7.36%, 2014 (o)                 223,202            225,643
Greenwood Racing, Inc., Term Loan B, 7.57%, 2011                          830,107            836,333
Gulfside Casino, Term Loan B, 10.36%, 2012                              1,807,385          1,820,941
Tamarack Resorts, Letter of Credit, 8.6138%, 2011                         720,000            716,400
Tamarack Resorts, Term Loan B, 8.6138%, 2011                            1,071,900          1,066,541
Wimar Opco LLC, Term Loan B, 7.86%, 2013                                  653,789            660,794
                                                                                        ------------
                                                                                        $  7,903,050
----------------------------------------------------------------------------------------------------
Industrial - 3.6%
----------------------------------------------------------------------------------------------------
Alliance Laundry Holdings LLC, Term Loan B, 7.5997%, 2012             $   625,532       $    630,223
Babcock & Wilcox Co., Synthetic Letter of Credit, 5.2638%, 2012           656,664            663,231
Education Management Corp., Term Loan B, 7.375%, 2013                     587,347            591,752
Gleason Corp., Term Loan, 7.875%, 2013                                    437,319            440,053
Interline Brands, Inc., Term Loan, 7.07%, 2013                            394,882            394,882
Interline Brands, Inc., Term Loan B, 7.07%, 2013                          273,227            273,227
JohnsonDiversey, Inc., Term Loan, 7.86%, 2010                             169,504            170,881
JohnsonDiversey, Inc., Term Loan B, 7.86%, 2011                           222,670            224,618
Longyear Global Holdings, Acquisition Term Loan, 8.6138%, 2012             84,133             84,737
Longyear Global Holdings, Canadian Term Loan, 8.6138%, 2012                78,123             78,636
Longyear Global Holdings, Term Loan, 8.6138%, 2012                        897,060            903,439
Oshkosh Truck Corp., Term Loan B, 7.35%, 2013                           1,709,350          1,723,025
Rexnord Corp., Term Loan, 2013 (o)                                        214,242            215,938
Valley National Gases, Second Lien Term Loan, 2014 (o)                    112,496            112,496
Valley National Gases, Term Loan, 2014 (o)                                224,991            224,991
Wastequip, Inc., Term Loan, 2014 (o)                                       69,338             69,858
Wastequip, Inc., Term Loan B, 2014 (o)                                    153,486            154,637
X-Rite, Second Lien Term Loan, 10.3656%, 2013                             303,201            306,233
X-Rite, Term Loan, 7.625%, 2012                                           267,865            267,865
                                                                                        ------------
                                                                                        $  7,530,722
----------------------------------------------------------------------------------------------------
Insurance - 1.4%
----------------------------------------------------------------------------------------------------
ARG Holding, Term Loan, 8.4375%, 2011                                 $ 1,072,471       $  1,075,822
ARG Holding, Term Loan C, 8.375%, 2011                                    351,181            352,279
Asurion Corp., Second Lien Term Loan, 11.57%, 2013                        605,330            619,706
Asurion Corp., Term Loan, 8.32%, 2012                                     743,296            750,729
HMSC Corp., Term Loan, 7.86%, 2011                                        210,916            213,025
                                                                                        ------------
                                                                                        $  3,011,561
----------------------------------------------------------------------------------------------------
Insurance - Health - 0.5%
----------------------------------------------------------------------------------------------------
MultiPlan Corp., Term Loan, 7.82%, 2013                               $   991,294       $    998,729
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
----------------------------------------------------------------------------------------------------
Oceania Cruise Holdings, Term Loan, 8.12%, 2012                       $ 1,085,822       $  1,090,347
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.4%
----------------------------------------------------------------------------------------------------
Generac Power Systems, Inc., Second Lien Term Loan,
11.36%, 2014                                                          $   673,970       $    672,285
Generac Power Systems, Inc., Term Loan, 7.86%, 2013                       884,924            886,583
NACCO Materials Handling Group, Term Loan, 7.362%, 2013                   199,000            199,995
Rental Service Corp., Second Lien Term Loan, 8.8566%, 2013              1,172,652          1,192,807
                                                                                        ------------
                                                                                        $  2,951,670
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 6.8%
----------------------------------------------------------------------------------------------------
Accellent Corp., Term Loan, 7.3599%, 2012                             $   610,324       $    609,053
Community Health Systems, Inc., Term Loan B, 7.11%, 2012                  650,540            653,657
Davita, Inc., Term Loan B1, 2012 (o)                                      663,492            666,864
Emdeon Business Services LLC, Term Loan B, 7.87%, 2013                    823,359            826,446
Fenwal, Inc., Second Lien Term Loan, 2014 (o)                             112,693            114,102
Fenwal, Inc., Term Loan, 2014 (o)                                          32,195             32,417
Fenwal, Inc., Term Loan B, 2014 (o)                                       193,125            194,453
Genoa Healthcare, Second Lien Term Loan, 13.11%, 2013                     333,333            335,833
Genoa Healthcare, Term Loan, 8.3917%, 2012                                586,508            586,508
HCA, Inc., Term Loan B, 7.6138%, 2013                                   2,142,417          2,166,932
Health Management Associates, Term Loan, 2014 (o)                       1,116,829          1,125,032
HealthSouth Corp., Term Loan B, 8.61%, 2010                             2,288,500          2,309,160
National Mentor Holdings, Inc., Synthetic Letter of Credit,
7.969%, 2013                                                               36,821             36,913
National Mentor Holdings, Inc., Term Loan B, 7.8666%, 2013                629,489            631,063
National Renal Institute, Inc., Term Loan B, 7.625%, 2013                 895,500            896,619
Psychiatric Solutions, Term Loan B, 7.097%, 2012                          475,077            476,265
Quintiles Transnational Corp., Term Loan, 7.36%, 2013                     999,177          1,000,114
Renal Advantage, Inc., Term Loan B, 7.86%, 2012                           374,437            377,713
Select Medical Corp., Term Loan B, 7.1108%, 2012                          982,500            979,908
U.S. Oncology, Inc., Term Loan C, 7.625%, 2011                            314,921            316,693
                                                                                        ------------
                                                                                        $ 14,335,745
----------------------------------------------------------------------------------------------------
Medical Equipment - 1.3%
----------------------------------------------------------------------------------------------------
DJ Orthopedics LLC, Term Loan, 6.875%, 2013                           $ 1,402,500       $  1,401,623
Orthofix International, Term Loan B, 7.12%, 2013                        1,104,192          1,109,713
Sterigenics International, Inc., Term Loan B, 7.86%, 2013                 207,204            207,593
                                                                                        ------------
                                                                                        $  2,718,929
----------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
----------------------------------------------------------------------------------------------------
Euramax International, Inc., Term Loan, 8.125%, 2012                  $   329,964       $    331,338
Novelis, Inc., Canadian Term Loan B, 7.61%, 2012                          198,994            199,143
Novelis, Inc., Term Loan B, 7.61%, 2012                                   345,621            345,880
                                                                                        ------------
                                                                                        $    876,361
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
----------------------------------------------------------------------------------------------------
Riverstone C/R GS Holdings I, Asset Sale, 7.0975%, 2011               $   115,561       $    115,705
Riverstone C/R GS Holdings I, Canadian Term Loan, 7.1506%, 2013           631,033            631,230
Riverstone C/R GS Holdings I, Term Loan, 7.1031%, 2013                     78,410             78,508
Riverstone C/R GS Holdings I, Term Loan, 7.1401%, 2013                    117,026            117,062
                                                                                        ------------
                                                                                        $    942,505
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.2%
----------------------------------------------------------------------------------------------------
El Paso Corp., Letter of Credit, 7.32%, 2009                          $   683,188       $    687,458
Energy Transfer Equity, Term Loan, 7.095%, 2012                         1,858,892          1,876,087
                                                                                        ------------
                                                                                        $  2,563,545
----------------------------------------------------------------------------------------------------
Network & Telecom - 1.0%
----------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Term Loan B, 7.32%, 2013                   $ 1,179,842       $  1,188,691
Windstream Corp., Term Loan B, 2013 (o)                                   927,373            933,942
                                                                                        ------------
                                                                                        $  2,122,633
----------------------------------------------------------------------------------------------------
Oil Services - 0.5%
----------------------------------------------------------------------------------------------------
Petroleum Geo-Services, Term Loan B, 7.61%, 2012                      $   407,509       $    409,717
Volnay Acquisition Co., I, Term Loan B, 7.32%, 2014                       658,627            664,390
                                                                                        ------------
                                                                                        $  1,074,107
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%
----------------------------------------------------------------------------------------------------
Stiefel Laboratories, Second Lien Term Loan, 10.36%, 2014             $   438,005       $    443,480
Stiefel Laboratories, Term Loan, 7.61%, 2013                              385,759            389,616
Stiefel Laboratories, Term Loan, 7.57%, 2013                              295,056            298,007
Warner Chilcott Corp., Dovonex Term Loan, 7.3638%, 2012                   104,349            104,609
Warner Chilcott Corp., Term Loan B, 7.3618%, 2012                         474,885            477,616
Warner Chilcott Corp., Term Loan C, 7.3638%, 2012                         130,380            131,129
                                                                                        ------------
                                                                                        $  1,844,457
----------------------------------------------------------------------------------------------------
Pollution Control - 0.6%
----------------------------------------------------------------------------------------------------
Energy Solutions, Inc., LC Facility, 7.57%, 2013                      $    42,418       $     42,789
Energy Solutions, Inc., Term Loan B, 7.63%, 2013                          888,940            896,718
Energy Solutions, Inc., Term Loan B-2, 7.63%, 2013                        402,539            406,061
                                                                                        ------------
                                                                                        $  1,345,568
----------------------------------------------------------------------------------------------------
Printing & Publishing - 6.8%
----------------------------------------------------------------------------------------------------
American Media Operations, Inc., Term Loan B, 8.37%, 2013             $ 1,150,875       $  1,156,988
Ascend Media Holdings LLC, Term Loan, 8.8635%, 2012                       889,472            862,787
Black Press, Term Loan B, 7.36%, 2013                                     401,716            405,231
Black Press, Term Loan B-2, 7.36%, 2013                                   243,899            246,033
Dex Media West LLC, Term Loan B-1, 6.8589%, 2010                        1,110,411          1,112,725
Dex Media West LLC, Term Loan B-2, 6.8568%, 2010                          759,031            759,348
Idearc, Inc., Term Loan B, 7.32%, 2014                                  2,150,918          2,168,394
MediaNews Group, Inc., Term Loan C, 7.07%, 2013                           914,749            917,608
Medimedia, Inc., Term Loan B, 7.8457%, 2013                               524,280            526,246
Nielsen Finance LLC, Term Loan B, 7.61%, 2013                           1,698,167          1,713,238
Penton Media, Inc., Second Lien Term Loan, 2013 (o)                       453,347            461,564
Penton Media, Inc., Term Loan, 2013 (o)                                   222,583            224,624
Philadelphia Media, Term Loan B, 8.12%, 2013                            1,294,872          1,307,821
R.H. Donnelley, Inc., Term Loan D-1, 6.87%, 2011                          703,818            702,939
Riverdeep Interactive Learning USA, Inc., Term Loan B, 8.0956%, 2013      888,182            896,231
Wenner Media LLC, Term Loan B, 7.1138%, 2013                              456,979            459,264
Yell Group Ltd., Term Loan B, 7.32%, 2013                                 333,180            335,867
                                                                                        ------------
                                                                                        $ 14,256,908
----------------------------------------------------------------------------------------------------
Real Estate - 1.5%
----------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Term Loan B, 6.8405%, 2013              $   839,108       $    842,255
General Growth Properties, Inc., Term Loan A, 6.57%, 2010               1,534,000          1,530,645
Tishman Speyer, Term Loan, 7.07%, 2013                                    670,811            675,842
                                                                                        ------------
                                                                                        $  3,048,742
----------------------------------------------------------------------------------------------------
Restaurants - 1.8%
----------------------------------------------------------------------------------------------------
Buffets, Inc., Letter of Credit, 8.2638%, 2014                        $    97,577       $     98,004
Buffets, Inc., Term Loan B, 8.3599%, 2013                                 738,801            742,033
Burger King Corp., Term Loan B-1, 6.875%, 2012                          1,546,288          1,550,431
CBRL Group, Inc., Term Loan B, 6.86%, 2013                              1,117,695          1,119,558
NPC International, Term Loan B, 7.1156%, 2013                             227,267            227,551
                                                                                        ------------
                                                                                        $  3,737,577
----------------------------------------------------------------------------------------------------
Retailers - 2.3%
----------------------------------------------------------------------------------------------------
David's Bridal, Inc., Term Loan, 7.4%, 2013                           $   665,882       $    667,685
J. Crew Group, Term Loan B, 7.1527%, 2013                                 230,241            230,433
Neiman-Marcus Group, Inc., Term Loan, 7.3524%, 2013                       690,098            697,801
Oriental Trading Co., Inc., Term Loan, 7.6099%, 2013                    1,294,023          1,299,684
Pep Boys - Manny, Moe & Jack, Term Loan B, 7.36%, 2011                  1,096,036          1,106,996
Rent-A-Center, Inc., Term Loan B, 7.1162%, 2012                           624,328            625,629
William Carter Co., Term Loan B, 6.8563%, 2012                            265,675            265,841
                                                                                        ------------
                                                                                        $  4,894,069
----------------------------------------------------------------------------------------------------
Specialty Stores - 1.0%
----------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 8.125%, 2013                        $ 2,060,124       $  2,078,278
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.8%
----------------------------------------------------------------------------------------------------
Centennial Communications Corp., Term Loan, 7.3635%, 2011             $   923,594       $    930,809
MetroPCS Wireless, Inc., Term Loan B, 7.625%, 2013                        664,996            671,646
                                                                                        ------------
                                                                                        $  1,602,455
----------------------------------------------------------------------------------------------------
Telephone Services - 1.0%
----------------------------------------------------------------------------------------------------
IPC Systems Inc., Term Loan, 2013 (o)                                 $   115,922       $    117,129
IPC Systems, Inc., Second Lien Term Loan, 11.8638%, 2014                  108,613            109,835
IPC Systems, Inc.,Term Loan, 7.8638%, 2013                                216,512            218,767
Sorenson Communications, Inc., Second Lien Term Loan, 12.37%, 2014        672,922            682,455
Sorenson Communications, Inc., Term Loan, 8.3573%, 2013                 1,013,744          1,020,502
                                                                                        ------------
                                                                                        $  2,148,688
----------------------------------------------------------------------------------------------------
Tobacco - 0.7%
----------------------------------------------------------------------------------------------------
Commonwealth Brands, Inc., Term Loan, 7.625%, 2012                    $   930,938       $    934,041
Reynolds American, Inc., Term Loan, 7.1513%, 2012                         592,025            596,219
                                                                                        ------------
                                                                                        $  1,530,260
----------------------------------------------------------------------------------------------------
Transportation - Services - 1.0%
----------------------------------------------------------------------------------------------------
Gainey Corp., Term Loan B, 8.1564%, 2012                              $   772,120       $    772,120
Hertz Corp., Synthetic Letter of Credit, 7.365%, 2012                      94,667             95,436
Hertz Corp., Term Loan, 7.0863%, 2012                                     530,133            534,441
Laidlaw International, Inc., Canadian Term Loan, 7.11%, 2013              168,394            168,815
Laidlaw International, Inc., Term Loan B, 7.11%, 2013                     505,183            506,446
                                                                                        ------------
                                                                                        $  2,077,258
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.4%
----------------------------------------------------------------------------------------------------
Astoria Generating Co. Acquisitions LLC, Term Loan B, 7.37%, 2013     $   593,510       $    597,497
Boston Generating LLC, Letter of Credit, 5.2406%, 2013                    197,408            199,185
Boston Generating LLC, Revolver, 7.6156%, 2013                             55,274             55,772
Boston Generating LLC, Second Lien Term Loan, 9.57%, 2014                 218,423            224,065
Boston Generating LLC, Term Loan, 7.57%, 2013                             892,285            900,315
Coleto Creek Power, Letter of Credit, 8.0138%, 2013                        82,094             82,368
Coleto Creek Power, Term Loan B, 8.1138%, 2013                          1,200,754          1,204,756
Covanta Holding Corp., Letter of Credit, 6.875%, 2014                     152,994            153,632
Covanta Holding Corp., Term Loan B, 6.875%, 2014                          298,551            299,795
HCP Acquisition, Inc., Term Loan, 2014 (o)                              1,019,583          1,029,779
Kgen Power Corp., Letter of Credit, 2014 (o)                               42,353             42,538
Kgen Power Corp., Term Loan B, 2014 (o)                                    70,588             70,897
Longview Power LLC, Letter of Credit, 2014 (o)                             45,998             46,458
Longview Power LLC, Term Loan, 2014 (o)                                   135,143            136,495
Longview Power LLC, Term Loan, 2014 (o)                                   157,703            159,280
LSP Gen Finance Co., LLC, Second Lien Term Loan, 8.8638%, 2014            161,000            163,415
LSP Gen Finance Co., LLC, Term Loan, 7.1138%, 2013                         28,650             28,721
LSP Gen Finance Co., LLC, Term Loan, 7.1138%, 2013                        665,924            667,589
LSP-Kendall Energy LLC, Term Loan, 7.3638%, 2013                          649,857            646,878
Mach Gen LLC, Term Loan B, 2014 (o)                                       202,635            203,480
Mach Gen LLC, Letter of Credit, 2014 (o)                                   20,962             21,049
Mirant North America LLC, Term Loan B, 7.07%, 2013                      1,464,235          1,468,353
NRG Energy, Inc., Term Loan, 7.3638%, 2013                                962,509            971,632
Plum Point Energy, Synthetic Letter of Credit, 8.9888%, 2014              217,032            218,931
Plum Point Energy, Term Loan B, 8.6138%, 2014                             748,302            754,850
Reliant Energy, Inc., LC Facility, 5.1867%, 2010                          198,948            200,730
Reliant Energy, Inc., Term Loan, 7.695%, 2010                             265,264            267,640
Thermal North America, Letter of Credit, 8.07%, 2008                      104,018            105,058
Thermal North America, Term Loan, 8.12%, 2008                             520,886            526,095
                                                                                        ------------
                                                                                        $ 11,447,253
----------------------------------------------------------------------------------------------------
Utilities - Telephone - 1.1%
----------------------------------------------------------------------------------------------------
Cavalier Telephone Corp., Term Loan B, 10.12%, 2012                   $ 1,619,220       $  1,643,508
Choice One Communications, Inc., Second Lien Term Loan,
11.625%, 2013                                                             309,752            312,979
Choice One Communications, Inc., Term Loan, 9.375%, 2012                  309,752            312,850
                                                                                        ------------
                                                                                        $  2,269,337
----------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $194,388,548)                               $195,291,753
----------------------------------------------------------------------------------------------------
Bonds - 2.7%
----------------------------------------------------------------------------------------------------
Broadcasting - 0.4%
----------------------------------------------------------------------------------------------------
Paxson Communications Corp., FRN, 8.61%, 2012                         $   725,000       $    737,688
----------------------------------------------------------------------------------------------------
Building - 0.8%
----------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                          $   860,000       $    877,200
Goodman Global Holdings, Inc., FRN, 8.36%, 2012                           717,000            725,963
                                                                                        ------------
                                                                                        $  1,603,163
----------------------------------------------------------------------------------------------------
Containers - 0.3%
----------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., FRN, 9.235%, 2014                       $   700,000       $    722,750
----------------------------------------------------------------------------------------------------
Food & Beverages - 0.7%
----------------------------------------------------------------------------------------------------
Aramark Corp., FRN, 8.86%, 2015 (z)                                   $ 1,495,000       $  1,547,325
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6%, 2009                                            $   725,000       $    724,094
----------------------------------------------------------------------------------------------------
Retailers - 0.2%
----------------------------------------------------------------------------------------------------
AutoNation, Inc., FRN, 7.36%, 2013                                    $   400,000       $    406,000
----------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $5,629,727)                                               $  5,741,020
----------------------------------------------------------------------------------------------------
Short-Term Obligations - 5.0% (y)
----------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.32%, due 3/01/07                  $ 8,351,000       $  8,351,000
General Electric Capital Corp., 5.32%, due 3/01/07                      2,229,000          2,229,000
----------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                               $ 10,580,000
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $210,598,275) (k)                                   $211,612,773
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.7)%                                                   (1,540,401)
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                     $210,072,372
----------------------------------------------------------------------------------------------------

(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of February 28, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $5,741,020 and 2.71% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                             CURRENT
                                       ACQUISITION        ACQUISITION         MARKET         TOTAL % OF
RESTRICTED SECURITIES                      DATE               COST             VALUE         NET ASSETS
--------------------------------------------------------------------------------------------------------
Aramark Corp., FRN, 8.86%, 2015          1/17/07             $1,495,000       $1,547,325          0.7%

UNFUNDED LOAN COMMITMENTS

As  of February 28, 2007, the portfolio had unfunded loan commitments of $1,472,550, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                   UNFUNDED          UNREALIZED
                                                                     LOAN           APPRECIATION
BORROWER                                                          COMMITMENT       (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CBRL Group, Inc., Delayed Draw, Term Loan B, 2013                 $  172,550          $   431
MEG Energy Corp., Delayed Draw, Term Loan, 2013                    1,300,000           (8,125)
-------------------------------------------------------------------------------------------------
                                                                  $1,472,550          $(7,694)

At February 28, 2007, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

The following abbreviations are used in this report and are defined:

FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $210,598,275)               $211,612,773
Cash                                                                   5,184,955
Receivable for investments sold                                        4,337,443
Receivable for fund shares sold                                        1,206,250
Interest receivable                                                    1,843,050
Receivable from investment adviser                                        47,493
Unrealized appreciation on unfunded loan commitments                         431
Other assets                                                               7,544
------------------------------------------------------------------------------------------------------
Total assets                                                                              $224,239,939
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $284,092
Payable for investments purchased                                     12,192,586
Payable for fund shares reacquired                                     1,628,039
Unrealized depreciation on unfunded loan commitments                       8,125
Payable to affiliates
  Management fee                                                           7,442
  Shareholder servicing costs                                              9,220
  Distribution and service fees                                            3,940
  Administrative services fee                                                248
Accrued expenses and other liabilities                                    33,875
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $14,167,567
------------------------------------------------------------------------------------------------------
Net assets                                                                                $210,072,372
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $209,579,285
Unrealized appreciation (depreciation) on investments                  1,006,804
Accumulated net realized gain (loss) on investments                     (315,249)
Accumulated distributions in excess of net investment income            (198,468)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $210,072,372
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   20,783,901
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $158,624,224
  Shares outstanding                                                  15,692,945
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $10.11
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                                $10.37
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $32,613,979
  Shares outstanding                                                   3,226,636
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $10.11
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $18,834,169
  Shares outstanding                                                   1,864,320
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.10
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                             $7,744,328
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $665,197
  Distribution and service fees                                           350,173
  Shareholder servicing costs                                             124,067
  Administrative services fee                                              22,249
  Independent trustees' compensation                                        2,748
  Custodian fee                                                            78,615
  Shareholder communications                                               18,837
  Auditing fees                                                            20,976
  Legal fees                                                               32,388
  Miscellaneous                                                            54,185
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,369,435
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (20,583)
  Reduction of expenses by investment adviser                            (150,021)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,198,831
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $6,545,497
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions
(identified cost basis)                                                                      $(183,907)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $1,323,826
  Unfunded loan commitments                                                 1,181
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $1,325,007
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $1,141,100
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $7,686,597
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      2/28/07                  8/31/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $6,545,497               $7,647,095
Net realized gain (loss) on investments                              (183,907)                 (73,430)
Net unrealized gain (loss) on investments                           1,325,007                 (782,335)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $7,686,597               $6,791,330
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,220,915)             $(5,780,755)
  Class C                                                            (928,467)              (1,070,717)
  Class I                                                            (626,365)                (819,012)
From net realized gain on investments
  Class A                                                                  --                  (64,442)
  Class C                                                                  --                  (15,506)
  Class I                                                                  --                  (15,386)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(6,775,747)             $(7,765,818)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $8,052,145             $133,897,872
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $5,161                  $31,636
------------------------------------------------------------------------------------------------------
Total change in net assets                                         $8,968,156             $132,955,020
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            201,104,216               68,149,196
At end of period (including accumulated distributions in
excess of net investment income of $198,468 and
undistributed net investment income of $31,782)                  $210,072,372             $201,104,216
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                     SIX MONTHS                 YEARS ENDED 8/31
                                                                          ENDED           ---------------------------
CLASS A                                                                 2/28/07               2006            2005(c)
                                                                    (UNAUDITED)
Net asset value, beginning of period                                     $10.06             $10.13             $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.32              $0.54              $0.26
  Net realized and unrealized gain (loss) on investments                   0.07              (0.07)              0.12
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.39              $0.47              $0.38
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.34)            $(0.53)            $(0.25)
  From net realized gain on investments                                      --              (0.01)                --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.34)            $(0.54)            $(0.25)
---------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                              $0.00(w)           $0.00(w)           $0.00(w)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $10.11             $10.06             $10.13
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                 3.89(n)            4.70               3.88(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.24(a)            1.41               2.40(a)
Expenses after expense reductions (f)                                      1.10(a)            1.13               0.73(a)
Net investment income                                                      6.48(a)            5.35               3.90(a)
Portfolio turnover                                                           40                 35                 48
Net assets at end of period (000 Omitted)                              $158,624           $153,946            $54,348
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                     SIX MONTHS                 YEARS ENDED 8/31
                                                                          ENDED            -------------------------
CLASS C                                                                 2/28/07               2006            2005(c)
                                                                    (UNAUDITED)
Net asset value, beginning of period                                     $10.06             $10.12             $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.29              $0.46              $0.21
  Net realized and unrealized gain (loss) on investments                   0.06              (0.06)              0.13
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.35              $0.40              $0.34
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.30)            $(0.45)            $(0.22)
  From net realized gain on investments                                      --              (0.01)                --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.30)            $(0.46)            $(0.22)
---------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                              $0.00(w)           $0.00(w)           $0.00(w)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $10.11             $10.06             $10.12
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                 3.50(n)            4.03               3.45(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     2.00(a)            2.16               3.24(a)
Expenses after expense reductions (f)                                      1.85(a)            1.87               1.53(a)
Net investment income                                                      5.74(a)            4.58               3.30(a)
Portfolio turnover                                                           40                 35                 48
Net assets at end of period (000 Omitted)                               $32,614            $29,472            $12,335
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                     SIX MONTHS                 YEARS ENDED 8/31
                                                                          ENDED            --------------------------
CLASS I                                                                 2/28/07               2006            2005(c)
                                                                    (UNAUDITED)
Net asset value, beginning of period                                     $10.06             $10.13             $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.34              $0.57              $0.27
  Net realized and unrealized gain (loss) on investments                   0.05              (0.08)              0.12
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.39              $0.49              $0.39
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.35)            $(0.55)            $(0.26)
  From net realized gain on investments                                      --              (0.01)                --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.35)            $(0.56)            $(0.26)
---------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                              $0.00(w)           $0.00(w)           $0.00(w)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $10.10             $10.06             $10.13
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    3.92(n)            4.96               3.98(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.00(a)            1.16               2.12(a)
Expenses after expense reductions (f)                                      0.85(a)            0.88               0.52(a)
Net investment income                                                      6.76(a)            5.53               4.05(a)
Portfolio turnover                                                           40                 35                 48
Net assets at end of period (000 Omitted)                               $18,834            $17,686             $1,467
---------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, January 5, 2005, through the stated
    period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1)  BUSINESS AND ORGANIZATION

MFS Floating Rate High Income Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charged a 1% redemption fee on proceeds from Class A, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. Effective December 1, 2006, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2006, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                             8/31/06

          Ordinary income (including any short-term
          capital gains)                                   $7,765,818

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 02/28/07

          Cost of investments                           $210,655,762
          ----------------------------------------------------------
          Gross appreciation                              $1,197,283
          Gross depreciation                                (240,272)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)        $957,011

          AS OF 8/31/06

          Undistributed ordinary income                   $1,102,664
          Capital loss carryforwards                          (1,442)
          Post-October capital loss deferral                 (86,535)
          Other temporary differences                     (1,079,757)
          Net unrealized appreciation (depreciation)        (352,693)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          8/31/14                                            $(1,442)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund's average daily net assets. This written agreement will continue through December 31, 2007 unless changed or rescinded by the fund's Board of Trustees.

For the six months ended February 28, 2007, this reduction amounted to $149,477 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,211 for the six months ended February 28, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.25%            $194,456
Class C                             0.75%              0.25%              1.00%             1.00%             155,717
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $350,173

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    February 28, 2007 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class A                                    $54,589
              Class C                                     $8,634

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $78,226, which equated to 0.0764% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub- accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $231, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $41,505. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.0217% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $821. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $544, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $84,870,712 and $77,174,259, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                      2/28/07                          8/31/06
                                              SHARES          AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                     5,620,422      $56,641,739      16,791,136      $169,573,892
  Class C                                       860,695        8,669,094       2,499,331        25,241,034
  Class I                                        85,423          860,458       1,850,027        18,684,158
-----------------------------------------------------------------------------------------------------------
                                              6,566,540      $66,171,291      21,140,494      $213,499,084

Shares issued to shareholders in
reinvestment of distributions
  Class A                                       397,622       $4,006,700         433,737        $4,374,766
  Class C                                        61,593          620,601          65,994           665,512
  Class I                                        62,125          625,732          82,607           832,910
-----------------------------------------------------------------------------------------------------------
                                                521,340       $5,253,033         582,338        $5,873,188

Shares reacquired
  Class A                                    (5,624,174)    $(56,653,757)     (7,292,899)     $(73,645,120)
  Class C                                      (624,955)      (6,296,023)       (854,315)       (8,617,010)
  Class I                                       (41,985)        (422,399)       (318,710)       (3,212,270)
-----------------------------------------------------------------------------------------------------------
                                             (6,291,114)    $(63,372,179)     (8,465,924)     $(85,474,400)

Net change
  Class A                                       393,870       $3,994,682       9,931,974      $100,303,538
  Class C                                       297,333        2,993,672       1,711,010        17,289,536
  Class I                                       105,563        1,063,791       1,613,924        16,304,798
-----------------------------------------------------------------------------------------------------------
                                                796,766       $8,052,145      13,256,908      $133,897,872

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime Retirement Income Fund and the MFS Lifetime 2010 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense were $588 and $135, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

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Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: April 16, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: April 16, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2007
      --------------

* Print name and title of each signing officer under his or her signature.